Annual Operating Expenses - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIP Floating Rate High Income Portfolio - VIP Floating Rate High Income Portfolio - Initial Class
	Apr. 29, 2024
Operating Expenses:
Management fee	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[2]
Acquired fund fees and expenses	0.06%	[3]
Total annual operating expenses	0.75%	[3]

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.12% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.
[3]	C Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.69%.